Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment
8 – PROPERTY, PLANT AND EQUIPMENT

2020	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	18,596	286,666	104,817	29,081	439,160
Additions	1,728	9,659	6,287	3,460	21,134
Sales, retirements and other movements	(5,928)	600	(5,510)	(1,109)	(11,947)
Currency translation differences	92	3,632	2,282	970	6,976
At December 31	14,488	300,557	107,876	32,402	455,323
Depreciation, depletion and amortisation, including impairments
At January 1	4,010	136,300	48,872	11,629	200,811
Charge for the year [A]	3,336	34,209	11,680	1,693	50,918
Sales, retirements and other movements	(2,148)	(5,075)	(4,129)	(1,091)	(12,443)
Currency translation differences	64	2,805	1,819	502	5,190
At December 31	5,262	168,239	58,242	12,733	244,476
Carrying amount at December 31	9,226	132,318	49,634	19,669	210,847
[A] Includes $26,676 million relating to impairment losses (see table 'Impairments' below).

2019	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	21,181	285,252	97,694	26,268	430,395
Additions	2,659	11,374	10,945	3,145	28,123
Sales, retirements and other movements	(5,442)	(11,253)	(3,683)	(456)	(20,834)
Currency translation differences	198	1,293	(139)	124	1,476
At December 31	18,596	286,666	104,817	29,081	439,160
Depreciation, depletion and amortisation, including impairments
At January 1	3,287	131,692	46,218	10,465	191,662
Charge for the year	1,096	19,346	5,742	1,573	27,757
Sales, retirements and other movements	(440)	(15,567)	(2,981)	(437)	(19,425)
Currency translation differences	67	829	(107)	28	817
At December 31	4,010	136,300	48,872	11,629	200,811
Carrying amount at December 31	14,586	150,366	55,945	17,452	238,349

Sales, retirements and other movements in 2020 includes to sales of the Appalachia shale gas position and the Martinez refinery, both in the USA.

The carrying amount of property, plant and equipment at December 31, 2020, included $31,611 million (2019: $27,779 million) of assets under construction. This amount excludes exploration and evaluation assets. The carrying amount at December 31, 2020, included $1,159 million of assets classified as held for sale (2019: $1,401 million).

The carrying amount of exploration and production assets at December 31, 2020, included rights and concessions in respect of proved and unproved properties of $11,485 million (2019: $14,355 million). Exploration and evaluation assets principally comprise rights and concessions in respect of unproved properties and capitalised exploration drilling costs.

The carrying amount of assets at December 31, 2020, for which an alternative reserves base was applied in the calculation of the depreciation charge (see Note 2), was $1,707 million (2019: $173 million). If no alternative reserves base had been used, the pre-tax depreciation charge for the year ended December 31, 2020, would have been $1,012 million higher (2019:$77 million, 2018: $1,003 million).

Contractual commitments for the purchase and lease of property, plant and equipment at December 31, 2020, amounted to $5,699 million (2019: $4,599 million (as revised)).

Right-of-use assets
Within property, plant and equipment the following amounts relate to leases:

	$ million
2020	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	5	15,213	13,574	5,759	34,551
Additions	—	502	1,570	1,580	3,652
Sales, retirements and other movements	—	(1,370)	(675)	(75)	(2,120)
Currency translation differences	—	95	57	120	272
At December 31	5	14,440	14,526	7,384	36,355
Depreciation, depletion and amortisation, including impairments
At January 1	—	5,761	2,936	1,164	9,861
Charge for the year	—	1,898	2,675	760	5,333
Sales, retirements and other movements	—	(712)	(627)	(158)	(1,497)
Currency translation differences	—	50	29	27	106
At December 31	—	6,997	5,013	1,793	13,803
Carrying amount at December 31	5	7,443	9,513	5,591	22,552

	$ million
2019	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	—	16,379	10,718	5,017	32,114
Additions	5	664	3,124	917	4,710
Sales, retirements and other movements	—	(1,867)	(268)	(157)	(2,292)
Currency translation differences	—	37	—	(18)	19
At December 31	5	15,213	13,574	5,759	34,551
Depreciation, depletion and amortisation, including impairments
At January 1	—	5,209	1,110	589	6,908
Charge for the year	—	1,632	1,855	703	4,190
Sales, retirements and other movements	—	(1,091)	(30)	(128)	(1,249)
Currency translation differences	—	11	1	—	12
At December 31	—	5,761	2,936	1,164	9,861
Carrying amount at December 31	5	9,452	10,638	4,595	24,690

Impairments	$ million
	2020	2019	2018
Impairment losses [A]
Exploration and production	20,155	2,983	1,066
Manufacturing, supply and distribution	6,490	654	441
Other	31	2	8
Total	26,676	3,639	1,515
Impairment reversals [A]
Exploration and production	—	—	1,265
Manufacturing, supply and distribution	—	190	—
Total	—	190	1,265
[A] See Note 4.

Impairment losses in 2020 were mainly triggered by Shell's revision of the mid- and long-term commodity price and refining margin outlook reflecting the expected effects of the macroeconomic environment and the COVID-19 pandemic as well as energy market demand and supply fundamentals. The impairment losses for exploration and production assets related primarily to Integrated Gas ($11,539 million), including the Queensland Curtis LNG and Prelude floating LNG operations, and Upstream ($8,629 million), including assets in the Gulf of Mexico, unconventional assets in North America, offshore assets in Brazil and Europe and a project in Nigeria (OPL 245). The impairment losses for manufacturing, supply and distribution related primarily to Oil Products ($6,493 million), including assets in Europe and the shutdown of the Convent refinery in the USA.

Impairment losses in 2019 were mainly triggered by the revision to Shell's long-term oil and gas price outlook and change to future capital expenditure plans. The impairment losses related primarily to Upstream shale and deep-water properties in North and South America, in Integrated Gas to properties in Australia and in Oil Products to the refining portfolio. Impairment losses in 2018 were mainly in Upstream, and principally related to the disposal of Shell’s interests in Norway and Ireland and related to assets in the Gulf of Mexico. Impairment reversals in 2018 were mainly related to assets in North America.

For impairment testing purposes, the respective carrying amounts of property, plant and equipment and intangible assets were compared with their value in use. Cash flow projections used in the determination of value in use were made using management’s forecasts of commodity prices, market supply and demand, potential costs associated with operational GHG emissions, product margins including forecast refining margins and expected production volumes (see Note 2). These cash flows were adjusted for the risks specific to the assets, and therefore these risks were not included in the determination of the discount rate applied. The nominal pre-tax rate applied in 2020 was 6% (2019: 6%; 2018: 6%).

Oil and gas price assumptions applied for impairment testing are reviewed and, where necessary, adjusted on a periodic basis. Reviews include comparison with available market data and forecasts that reflect developments in demand such as global economic growth, technology efficiency, policy measures and, in supply, consideration of investment and resource potential, cost of development of new supply, and behaviour of major resource holders. The near-term commodity price assumptions applied in impairment testing in 2020 were as follows:

Commodity price assumptions [A]
	2021	2022	2023	2024
Brent crude oil ($/b)	40	50	60	63
Henry Hub natural gas ($/MMBtu)	2.50	2.50	2.75	3.03
[A] Money of the day.
For periods after 2024, the real-terms long-term price assumptions applied were $60 per barrel (/b) (2019: $60/b)for Brent crude oil and $3.00 per million British thermal units (/MMBtu) (2019: $3.00/MMBtu) for Henry Hub natural gas, both at real term 2020.

Until 2019 management’s estimate of longer-term refining margins in Oil Products was based on the reversion to mean methodology, unless a fundamental shift in markets had been identified, over the life of the refineries. Under this approach, it was assumed that refining margins will revert to historical averages over time. As from 2020, a different price methodology has been applied, based on management's understanding and interpretation of demand and supply fundamentals in the near term and taking into account various other factors such as industry rationalisation and energy transition in the long term. This resulted in a downward revision of average long-term refining margins by around 30% from previous assumptions applied.

Some 53% of the Group’s combined “Property, plant and equipment", "Investments in Joint Ventures and Associates" and "Intangible assets” were tested for impairment in 2020. Of the assets tested, some 56% were subject to either partial or full impairments. At December 31, 2020, the recoverable amounts principally determined through value in use of assets subject to impairment were $17.2 billion for Integrated Gas, $39.1 billion for Upstream and $1.8 billion for Oil Products respectively.

The main sensitivities in relation to impairment are the commodity price assumptions in Integrated Gas and Upstream and refining margins in Oil Products. A change of -10% or +10% of the commodity price assumptions would ceteris paribus result in some $6.0-$8.0 billion impairment or of some $6.0-$9.0 billion impairment reversal respectively in Integrated Gas and Upstream. A change of -10% or +10% in long-term refining margins would ceteris paribus result in some $1.5-$2.5 billion impairment or some $1.7-$2.7 billion impairment reversal respectively in Oil Products.

Capitalised exploration drilling costs	$ million
	2020	2019	2018
At January 1	5,668	6,629	6,981
Additions pending determination of proved reserves	1,016	2,036	2,588
Amounts charged to expense	(815)	(1,218)	(449)
Reclassifications to productive wells on determination of proved reserves	(1,385)	(1,655)	(2,461)
Other movements [A]	(830)	(124)	(30)
At December 31	3,654	5,668	6,629
[A] Includes $750 million impairment of capitalised exploration drilling costs.

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	33	1,666	80	1,275
Between 6 and 10 years	12	975	47	1,309
Between 11 and 15 years	7	213	21	217
Between 16 and 20 years	—	—	3	53
Total	52	2,854	151	2,854
Exploration drilling costs capitalised for periods greater than one year at December 31, 2020, analysed according to the most recent year of activity, are presented in the table above. These comprise $82 million relating to two projects where drilling activities were under way or firmly planned for the future, and $2,772 million relating to 50 projects awaiting development concepts.